OPERATING SEGMENTS AND ENTITY WIDE DISCLOSURES (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Reportable Segment Profit
	Six months ended June 30,		Three months ended June 30,
	2025	2024	2025	2024
	Unaudited

Revenues	25,285	22,249	12,529	10,466

Less:

Raw materials	6,408	6,060	2,799	3,049
Manufacturing	592	241	202	177
Salaries	10,712	9,081	5,306	4,273
Depreciation	967	753	503	388
Other segment items*	5,239	3,624	3,354	1,828

Net profit	1,367	2,490	365	751

*	Other segment items consist of other cost items including cost of sales, research and development, selling, general and administrative, tax expenses and finance income.

Schedule of Revenues By Geographic Areas
	Six months ended June 30,		Three months ended June 30,
	2025	2024	2025	2024
	Unaudited

Israel	17,343	14,832	8,753	7,642
North America	2,936	1,664	1,278	716
Netherlands	1,677	1,980	745	864
India	977	2,144	474	901
Others	2,352	1,629	1,279	343

	25,285	22,249	12,529	10,466

Schedule of Primary Industries for Printed Circuit Boards
	Six months ended June 30,		Three months ended June 30,
	2025	2024	2025	2024
	Unaudited

Defense and aerospace equipment	15,362	14,554	7,848	6,628
Medical equipment	1,784	1,521	717	719
Industrial equipment	1,932	2,301	902	943
Distributors, contract electronic manufacturers and others	6,207	3,873	3,062	2,176

	25,285	22,249	12,529	10,466